CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019
Operating revenues
Contract revenues		$ 469	$ 619	$ 703	$ 997
Management contract revenue	[1]	56	38	289	338
Total operating revenues		541	712	1,059	1,388
Operating expenses
Depreciation		(236)	(391)	(346)	(426)
Amortization of intangibles		(58)	0	(1)	(134)
Management contract expense	[1]	(44)	(45)	(390)	(302)
Selling, general and administrative expenses		(43)	(47)	(80)	(95)
Total operating expenses		(737)	(918)	(1,457)	(1,722)
Other operating items
Loss on impairment of long-lived assets		0	(414)	(4,087)	0
Loss on impairment of intangibles		0	0	(21)	0
Gain on disposals		0	0	15	0
Other operating income	[1]	21	7	9	39
Total other operating items		21	(407)	(4,084)	39
Operating loss		(175)	(613)	(4,482)	(295)
Financial and other non-operating items
Interest income	[1]	40	19	34	69
Interest expense		(261)	(38)	(469)	(487)
Loss on impairment of investments		0	0	(47)	(302)
Share in results from associated companies (net of tax)		(90)	149	(77)	(115)
Fair value measurement on deconsolidation of VIE	[1]	0	0	509	0
Loss on derivative financial instrument		(31)	(4)	0	(37)
Loss impairment of convertible bond from related party	[1]	0	0	(29)	(11)
Net loss on debt extinguishment		0	0	0	(22)
Foreign exchange loss		(4)	0	(23)	(11)
Loss on marketable securities		(64)	(3)	(3)	(46)
Reorganization items, net		(9)	(3,365)	0	0
Other financial and non-operating items	[1]	(3)	0	(71)	(4)
Total financial and other non-operating items, net		(422)	(3,242)	(176)	(966)
Loss before income taxes		(597)	(3,855)	(4,658)	(1,261)
Income tax (expense)/benefit		(8)	(30)	(5)	39
Net loss		(605)	(3,885)	(4,663)	(1,222)
Net loss attributable to the parent		(602)	(3,881)	(4,659)	(1,219)
Net loss attributable to the non-controlling interest		(2)	(6)	(3)	(1)
Net (loss)/gain attributable to the redeemable non-controlling interest		$ (1)	$ 2	$ (1)	$ (2)
Basic loss per share (usd per share)		$ (6.02)	$ (7.71)	$ (46.43)	$ (12.18)
Diluted loss per share (usd per share)		$ (6.02)	$ (7.71)	$ (46.43)	$ (12.18)
Reimbursable revenues/ expenses
Operating revenues
Reimbursable and other revenues		$ 16	$ 21	$ 37	$ 41
Operating expenses
Expenses		(15)	(18)	(34)	(39)
Other revenues
Operating revenues
Reimbursable and other revenues	[1]	0	34	30	12
Vessel and rig operating expenses
Operating expenses
Expenses		$ (341)	$ (417)	$ (606)	$ (726)

[1]	Includes transactions with related parties. Refer to Note 32 - "Related party transactions" for further details.